Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	State Street Navigator Securities Lending Trust
Entity Central Index Key	0001011008
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000171428
Shareholder Report [Line Items]
Fund Name	State Street Navigator Securities Lending Portfolio I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Navigator Securities Lending Portfolio I (the "Portfolio") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Portfolio by contacting us at 1-877-521-4083.
Additional Information Phone Number	1-877-521-4083
Expenses [Text Block]

What were the Portfolio costs for the last six months?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Navigator Securities Lending Portfolio I	$2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
AssetsNet	$ 627,677,979
Holdings Count | Holding	110
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$627,677,979
# of Portfolio Holdings	110

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Certificates Of Deposit	32.1%
Government Agency Repurchase Agreements	25.2%
Financial Company Commercial Paper	17.7%
Asset Backed Commercial Paper	10.1%
Other Repurchase Agreements	7.8%
Other Notes	5.9%

C000206723
Shareholder Report [Line Items]
Fund Name	State Street Navigator Securities Lending Portfolio II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Navigator Securities Lending Portfolio II (the "Portfolio") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Portfolio by contacting us at 1-877-521-4083.
Additional Information Phone Number	1-877-521-4083
Expenses [Text Block]

What were the Portfolio costs for the last six months?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Navigator Securities Lending Portfolio II	$2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
AssetsNet	$ 11,363,327,385
Holdings Count | Holding	129
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$11,363,327,385
# of Portfolio Holdings	129

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Certificates Of Deposit	24.9%
Financial Company Commercial Paper	23.6%
Other Notes	13.6%
Other Repurchase Agreements	12.3%
Asset Backed Commercial Paper	10.2%
Government Agency Repurchase Agreements	9.8%
Treasury Debt	3.9%

C000026831
Shareholder Report [Line Items]
Fund Name	State Street Navigator Securities Lending Government Money Market Portfolio
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Navigator Securities Lending Government Money Market Portfolio (the "Portfolio") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Portfolio by contacting us at 1-877-521-4083.
Additional Information Phone Number	1-877-521-4083
Expenses [Text Block]

What were the Portfolio costs for the last six months?

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Navigator Securities Lending Government Money Market Portfolio	$2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
AssetsNet	$ 7,718,633,039
Holdings Count | Holding	103
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Statistic	Value
Total Net Assets	$7,718,633,039
# of Portfolio Holdings	103

Holdings [Text Block]

Security Type

Asset	% Value of Total Net Assets
Treasury Debt	45.1%
Treasury Repurchase Agreements	22.5%
Government Agency Repurchase Agreements	19.7%
Government Agency Debt	9.1%

Largest Holdings [Text Block]

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
1 to 7 Days	38.3%
8 to 30 Days	12.2%
31 to 60 Days	10.4%
61 to 90 Days	8.7%
91 to 180 Days	21.9%
Over 180 Days	4.8%